PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT

NOTE 4.  PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31, 2011	December 31, 2010
Appliqués and ground stations	$2,755,732	$—
Office furniture and fixtures	6,904	—
	2,762,636	—
Less: accumulated depreciation	(126,670)	—
	$2,635,966	$—